Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Tax [Line Items]
Statutory income tax rate	15.00%
Preferential tax rates	15.00%
Percentage of preferential tax rate	15.00%
Percentage of reduced EIT rate	15.00%
Accrued withholding tax	$ 147,982	$ 70,016
Undistributed earnings		62,237
Unrecognized earnings of foreign subsidiaries	35,439,209	23,459,996
Unrecognized tax benefit	2,780,674	2,442,085	3,095,554	$ 1,333,608
Deferred tax assets relating to tax losses carry forward	2,649,114	1,924,305	2,497,005
Unrecognized tax benefits with deferred tax	$ 21,209	21,256	446,490
Hong Kong [Member]
Income Tax [Line Items]
Statutory income tax rate	16.50%
Net operating loss carry forwards	$ 1,423,959
Singapore [Member]
Income Tax [Line Items]
Statutory income tax rate	17.00%
Net operating loss carry forwards	$ 1,732,014
Mainland China [Member]
Income Tax [Line Items]
Preferential tax rates	25.00%
Reduced EIT rate	15.00%
Net operating loss carry forwards	$ 6,590,910
Australia [Member]
Income Tax [Line Items]
Net operating loss carry forwards	281,093
Japan [Member]
Income Tax [Line Items]
Net operating loss carry forwards	$ 234,931
Net operating loss carry forwards, expiration	10 years
Philippines [Member]
Income Tax [Line Items]
Net operating loss carry forwards	$ 33,620
Minimum [Member]
Income Tax [Line Items]
Income tax penalty and interest	$ 0	0	0
Minimum [Member] | Philippines [Member]
Income Tax [Line Items]
Net operating loss carry forwards, expiration	3 years
Maximum [Member]
Income Tax [Line Items]
Income tax penalty and interest	$ 368,123	$ 313,305	$ 36,363
Maximum [Member] | Philippines [Member]
Income Tax [Line Items]
Net operating loss carry forwards, expiration	5 years